Consolidated Statements of Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥) ¥ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2020 CNY (¥) ¥ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 3,423,410	$ 529,907	¥ 3,438,881	¥ 3,993,873
Cost of revenues	(2,093,743)	(324,089)	(2,169,739)	(2,072,067)
Gross profit	1,329,667	205,818	1,269,142	1,921,806
Operating expenses:
Selling and marketing	(930,140)	(143,976)	(820,883)	(816,658)
General and administrative	(5,261,978)	(814,497)	(810,936)	(876,609)
Total operating expenses	(6,192,118)	(958,473)	(1,631,819)	(1,693,267)
Operating income/(loss)	(4,862,451)	(752,655)	(362,677)	228,539
Interest income	9,443	1,462	37,393	81,207
Interest expense	(98,302)	(15,217)	(103,600)	(60,637)
Other income	99,335	15,376	93,894	82,836
Other expense	(135,239)	(20,934)	(453,391)	(15,738)
Foreign exchange gain/(loss)	3,295	510	(69)	(138)
Income/(loss) before income tax and share of net income/(loss) from equity investees	(4,983,919)	(771,458)	(788,450)	316,069
Income tax (expense)/benefit	(30,870)	(4,778)	37,785	(121,541)
Income/(loss) before share of net income/(loss) from equity investees	(5,014,789)	(776,236)	(750,665)	194,528
Share of net loss from equity investees	(10,705)	(1,657)	(17,977)	(28,325)
Net income/(loss)	(5,025,494)	(777,893)	(768,642)	166,203
Add: Net loss attributable to non-controlling interests	37,927	5,871	38,813	79,165
Net income/(loss) attributable to Meta Data Limited’s shareholders	(4,987,567)	(772,022)	(729,829)	245,368
Net (loss)/income attributable to ordinary shareholders of Meta Data Limited	¥ (4,987,567)	$ (772,022)	¥ (729,829)	¥ 245,368
(Loss)/earnings per share:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.7543)	$ (0.1168)	¥ (0.1131)	¥ 0.038
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.7543)	$ (0.1168)	¥ (0.1131)	¥ 0.0366
Shares used in (loss)/earnings per share computation (in millions of shares):
Basic (in Shares)	6,612	6,612	6,451	6,460
Diluted (in Shares)	6,612	6,612	6,451	6,709